Note 9 - Warrants (Details Textual)					3 Months Ended	6 Months Ended		12 Months Ended
	May 03, 2019 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	Jul. 01, 2010	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Nov. 24, 2015 shares
Fair Value Adjustment of Warrants						$ 95,000	$ 1,000	$ 98,000	$ (12,000)
Exchange of Warrants Upon Merger					$ 234,000
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		131,810	197,715							11,829
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.2276	$ 0.2276
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 22,000	$ 33,000
Percentage of Note Payable Principal				20.00%
Class of Warrants or Right, Exercisable, Term		10 years	10 years	5 years
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input		10	10
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				3.92
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input		0.0209	0.0207
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		0.686	0.687
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Conversion Price [Member]
Warrants and Rights Outstanding, Measurement Input			0.20
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input		0.23
Warrants For Series A Convertible Preferred Stock [Member]
Warrants and Rights Outstanding								$ 140,000	$ 42,000
Class of Warrant or Right, Outstanding | shares								330
Class of Warrants or Right, Exercisable, Term				7 years
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input								6.92	7.92
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				7				7.08	8.08
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input									2.28
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.0146				2.56
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.0266				2.59
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input									71.00
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.736				76.84
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.815
Warrants For Series A Convertible Preferred Stock [Member] | Measurement Input, Conversion Price [Member]
Warrants and Rights Outstanding, Measurement Input				0.2276
Warrant Issued In Connection With Term Loan A And B [Member]
Fair Value Adjustment of Warrants								$ 98,000	$ (12,000)
Alliqua Warrants Assumed in Merger [Member]
Class of Warrant or Right, Outstanding | shares	38,945
Alliqua Warrants Assumed in Merger [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 26.40
Alliqua Warrants Assumed in Merger [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 28.20
Alliqua Biomedical, Inc. [Member] | Warrant to Purchase Common Stock Converted in Merger [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	11,829
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.34
Exchange of Warrants Upon Merger	$ 234,000